Inventories (Tables)	3 Months Ended
Mar. 31, 2013
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	March 31, 2013	December 31, 2012
Finished goods	$653,894	$627,338
Raw materials and purchased components	176,939	171,373
Health care supplies	160,799	154,840
Work in process	84,934	83,258
Inventories	$1,076,566	$1,036,809